Payments, by Government - 12 months ended Nov. 30, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 707,000	$ 1,341,000	$ 2,048,000
UNITED STATES
Total		1,341,000	1,341,000
UNITED STATES | Department of Natural Resources [Member]
Total		1,115,000	1,115,000
UNITED STATES | Bureau of Land Management [Member]
Total		151,000	151,000
UNITED STATES | Department of Environmental Conservation [Member]
Total		5,000	5,000
UNITED STATES | Department of Administration [Member]
Total		20,000	20,000
UNITED STATES | United States Geological Survey [Member]
Total		$ 50,000	50,000
CANADA
Total	707,000		707,000
CANADA | Canada Revenue Agency [Member]
Total	$ 707,000		$ 707,000